Earnings (Loss) Per Share - Anti-dilutive Securities Excluded (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities	2,000,449	607,475	2,000,449	607,475	736,349	626,460
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities	523,994	477,576	523,994	477,576	472,392	514,854
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive securities	1,476,455	129,899	1,476,455	129,899	263,957	111,606